Reserves (Tables)	6 Months Ended
Dec. 31, 2024
Reserves [Abstract]
Schedule of Reserves
	31 December 2024 $	30 June 2024 $
Foreign currency translation reserve	(6,052,533)	(4,412,219)
NASDAQ listing reserve	43,998,710	43,998,710
Share-based payment reserve	19,043,083	790,690
	56,989,260	40,377,181

Schedule of Foreign Currency Translation Reserve

The foreign currency translation reserve is used to record exchange differences arising from the translation of financial statements of foreign subsidiaries.

	31 December 2024 $	30 June 2024 $
Balance at beginning of period	(4,412,219)	(3,591,785)
Foreign currency exchange differences arising on translation of foreign operations	(1,640,314)	(820,434)
Balance at end of period	(6,052,533)	(4,412,219)

Schedule of Share-Based Payment Reserve

The share-based payment reserve records items recognised as expenses on valuation of employee share options and options issued to directors and consultants.

	31 December 2024 $	30 June 2024 $
Balance at beginning of period	790,690	-
Issue of RSUs to Directors and management (note 24)	17,381,700	608,156
Issue of shares to Directors and management in lieu of fees (i)	819,925	182,534
Issue of RSU’s to suppliers (note 24)	50,768	-
Balance at end of period	19,043,083	790,690

Schedule of NASDAQ Listing Reserve

The NASDAQ listing reserve records items recognised in respect to the Company’s listing on the NASDAQ.

	31 December 2024 $	30 June 2024 $
Balance at beginning of period	43,998,710	-
NASDAQ listing costs (note 29)	-	43,998,710
Balance at end of period	43,998,710	43,998,710